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[Genworth Life Insurance Company of New York Letterhead]

May 4, 2010

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Genworth Life of New York VA Separate Account 3
    Genworth Life Insurance Company of New York
    File Nos. 333-162504; 811-22339

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VA Separate Account 3 (the "Separate Account") and Genworth Life Insurance Company of New York (the "Company"), we certify that the form of the prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 26, 2010, and became effective on April 30, 2010.

Please contact the undersigned at 804.289.3545 with any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel